FAIR VALUE MEASUREMENTS - Schedule of Quantitative Information Regarding Market Assumptions (Details)	Jun. 16, 2025 $ / shares
Implied Ordinary Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Implied ordinary share price	$ 9.77
Probability of Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of acquisition	60.00%
Calculated Value Per Public Right [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Calculated value per Public Right	$ 0.23